Cover Page Cove Page	Oct. 05, 2026
Cover Page [Abstract]
Document Type	8-K
Document Period End Date	Oct. 05, 2026
Entity Registrant Name	ARES COMMERCIAL REAL ESTATE CORPORATION
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35517
Entity Tax Identification Number	45-3148087
Entity Address, Address Line One	245 Park Avenue,
Entity Address, Address Line Two	42nd Floor,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10167
City Area Code	212
Local Phone Number	750-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	ACRE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001529377